9. Business Segments (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Properties, plants and equipment, net:	$ 7,484,436	$ 6,047,004
Total Assets:	13,437,010	8,993,528
United States Antimony [Member]
Properties, plants and equipment, net:	1,705,370
Total Assets:	6,409,667
Mexico Antimony [Member]
Properties, plants and equipment, net:	4,125,674
Total Assets:	4,973,792
Subtotal Antimony [Member]
Properties, plants and equipment, net:	5,831,044	4,448,706
Total Assets:	11,383,459	6,532,023
Zeolite [Member]
Properties, plants and equipment, net:	1,653,392	1,598,298
Total Assets:	2,053,551	2,461,505
Antimony United States [Member]
Properties, plants and equipment, net:		1,657,473
Total Assets:		2,240,836
Antimony Mexico States [Member]
Properties, plants and equipment, net:		2,791,233
Total Assets:		$ 4,291,187